SEGMENT (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT
Summary of segment reporting

USDm	2022
	Tanker	Marine Exhaust	Intersegment
	segment	segment	elimination	Total
Revenue	1,440.4	5.9	(2.9)	1,443.4
Port expenses, bunkers, and commissions	(458.9)	—	—	(458.9)
Other cost of goods and services sold	—	(3.0)	2.4	(0.6)
Operating expenses	(202.1)	—	—	(202.1)
Profit from sale of vessels	10.2	—	—	10.2
Administrative expenses	(52.4)	(2.6)	—	(55.0)
Other operating income and expenses	5.8	—	—	5.8
Share of profit/(loss) from joint ventures	0.2	—	—	0.2
Impairment losses and reversal of impairment on tangible assets	(2.6)	—	—	(2.6)
Depreciation and amortization	(138.7)	(0.3)	—	(139.0)

Operating profit (EBIT)	601.9	—	(0.5)	601.4

Financial income	4.0	0.1	—	4.1
Financial expenses	(48.7)	(0.1)	—	(48.8)

Profit before tax	557.2	—	(0.5)	556.7

Tax	5.9	—	—	5.9

Net profit for the year	563.1	—	(0.5)	562.6

USDm	2022
	Tanker	Marine Exhaust	Intersegment
	segment	segment	elimination	Total
ASSETS
NON-CURRENT ASSETS
Intangible assets
Goodwill	—	1.8	—	1.8
Other intangible assets	0.7	1.3	—	2.0
Total intangible assets	0.7	3.1	—	3.8

Tangible fixed assets
Land and buildings	2.8	1.0	—	3.8
Vessels and capitalized dry-docking	1,863.4	—	(7.5)	1,855.9
Other plant and operating equipment	4.1	1.5	—	5.6
Total tangible fixed assets	1,870.3	2.5	(7.5)	1,865.3

Financial assets
Investments in joint ventures	0.1	—	—	0.1
Loan receivables	4.6	—	—	4.6
Deferred tax asset	0.5	—	—	0.5
Other investments	0.2	—	—	0.2
Total financial assets	5.4	—	—	5.4
Total non-current assets	1,876.4	5.6	(7.5)	1,874.5

CURRENT ASSETS
Inventories	61.1	11.0	(0.1)	72.0
Trade receivables	255.7	4.2	(0.4)	259.5
Other receivables	72.7	1.3	—	74.0
Prepayments	9.7	0.7	—	10.4
Cash and cash equivalents incl. restricted cash	321.4	2.4	—	323.8
Total current assets	720.6	19.6	(0.5)	739.7
TOTAL ASSETS	2,597.0	25.2	(8.0)	2,614.2

USDm	2022
	Tanker	Marine Exhaust	Intersegment
	segment	segment	elimination	Total
EQUITY AND LIABILITIES

Total equity	1,498.0	6.2	(0.5)	1,503.7

LIABILITIES
NON-CURRENT LIABILITIES
Non-current tax liability related to held-over gains	45.2	—	—	45.2
Deferred tax liability	5.8	0.3	—	6.1
Borrowings	844.6	5.2	—	849.8
Other non-current liabilities	2.2	0.8	—	3.0
Total non-current liabilities	897.8	6.3	—	904.1

CURRENT LIABILITIES
Borrowings	115.7	1.3	—	117.1
Trade payables	46.4	3.5	(1.4)	48.5
Current tax liabilities	1.6	0.4	—	2.0
Other liabilities	31.0	0.3	(0.2)	31.1
Provisions	6.5	0.3	—	6.8
Deferred income	—	6.8	(5.9)	0.9
Total current liabilities	201.2	12.7	(7.5)	206.4
Total liabilities	1,099.0	19.0	(7.5)	1,110.5
TOTAL EQUITY AND LIABILITIES	2,597.0	25.2	(8.0)	2,614.2

Non-current asset additions during the year:
Goodwill	—	1.8	—	1.8
Other intangible assets	0.6	1.2	—	1.8
Land and buildings	0.3	1.1	—	1.4
Vessels and capitalized dry-docking	84.7	—	(7.5)	77.2
Prepayments on vessels	43.1	—	—	43.1
Other plant and operating equipment	0.8	1.6	—	2.4
Total non-current asset additions	129.5	5.7	(7.5)	127.7

Summary of company's non-current assets are based on domicile of the legal entity ownership

USDm	2022	2021	2020
UK	0.1	—	0.1
Denmark	1,389.7	1,442.9	1,199.9
Singapore	475.0	516.7	546.3
Other countries	4.5	2.9	3.7
Non-current assets	1,869.3	1,962.5	1,750.0